Other expenses (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
Other expenses
Other operating expenses	$ 686	$ 1,023	$ 420
Pre operational expenses	107	284	30
Loss of materials	21	90	34
Idle capacity and stoppage operations expenses	$ 212	$ 204	$ 102